Unique Loan ID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008
1000324	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Borrower Information Document [2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Finance charges under disclosed by $447.85 which exceeds the $100 tolerance allowed for Purchase transactions. Unable to determine under disclosure due to missing Itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	95	95
1000009	2	2	[2] Negam by Note Design		2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing  Residential Property Disclosure / Homeowner's Certification of Principal Residence
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing MD No Escrow Account Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
										Rate/Term Refi	Investment Property	66.1	66.1	20.31
1000818	3	3	[3] Appraisal Missing		2	[2] Credit Score Disclosure Not Present [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	41.24	45.97	49.063
1000819	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Right to Choose Insurance Provider [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	20	100
1000820	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	20	100	46.4
1000821	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Application Disclosure [2] State - Missing Commitment Disclosure [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	20	100
1000822	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	20	100
1000823	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Broker Agreement [2] State - Missing Rate and Points Lock/Float Agreement [2] State - Missing Commitment Letter [2] State - Missing Loan Brokerage Disclosure Statement				Purchase	Owner Occ	20	100	49
1000824	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES		Cashout Refi	Owner Occ	15.09	140.33
1000825	3	3	[3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing	Finance charges under disclosed by $36.61 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	20	100	49.91
1000826	3	3	[3] Appraisal Missing [3] Missing Initial Application		2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	20	100	47.31
1000827	3	3	[3] Missing Initial Application		3	[3] TIL Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Consumer Disclosure Statement [2] State - Missing Application Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Tax Escrow Notice / Election of Property Tax Payment Method [2] HMDA-reportable rate spread (1/1/04-10/1/09)		YES		Cashout Refi	Owner Occ	20	100	17.8
1000828	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing				Cashout Refi	Owner Occ	25.68	81.55	44.47
1000829	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [3] ROR Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Prepayment Penalty Disclosure [2] State - Missing Notice Regarding Nonrefundability of Loan Fees [2] State - Missing Application Disclosure [2] State - Missing Appraisal Notice [2] Initial GFE Missing [2] Initial TIL Missing [2] Rhode Island High Cost Analysis disclosure		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	20.8	100
1000830	3	3	[3] Missing Initial Application		3	[3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Cover Page / Social Security Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Second Home	10	90	37.07
1000831	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	20	100
1000832	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] ROR Missing [3] HUD-1 Missing [2] State - Missing Borrower's Bill of Rights [2] State - Missing Consumer Caution and Counseling Disclosure [2] Initial GFE Missing [2] Initial TIL Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	100	0
1000833	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] ROR Missing [3] Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements. [2] Credit Score Disclosure Not Present [2] Initial GFE Missing			ROR - 3yrs for rescindable transactions. The loan is outside the SOL. TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	HELOC	Owner Occ	12.5	112.5
1000013	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Rescission Period under 3 days [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Anti-Coercion Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09)	ROR executed by borrowers X/XX/XXXX with expiration of rescission period noted as X/XX/XXX, only providing borrower with 2 day rescission period. Technical error as loan was not funded untilX/XX/XXX.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	97.27	97.27	50
1000014	3	3	[3] Final Application Missing [3] Appraisal Incomplete [3] Missing Initial Application	Appraisal incomplete due to reflecting the wrong address. Subject property address is XXX with an APN# of XXX per the mortgage. The appraisal reflects the address XXXXX XXX with an APN# of XXX.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Notice of Material Change of Mortgage Loan Terms [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	100	100
1000015	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3
[3]   TIL Incomplete
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
							Final TIL was signed at closing; however, reflects estimated Finance Charge and Total Payment figures.	TESTED		Cashout Refi	Owner Occ	105	105
1000323	3	1			3	[3] Federal Higher-Priced Mortgage Loan [3] CA Higher-Priced Mortgage Loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account	CA Higher-Priced Mortgage Loan - stated APR of 5.118% and audited APR of 5.0878% exceed the HPML threshold of 4.99% (1.5% over applicable APOR, 3.49%). Loan appears to comply with restrictions and requirements applicable to CA HPMLs. Federal Higher-Priced Mortgage Loan - stated APR of 5.118% and audited APR of 5.0878% exceed the HPML threshold of 4.99% (1.5% over applicable APOR, 3.49%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to federal HPMLs.
Federal Higher-Priced Mortgage Loan - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

The provisions of this division shall not impose liability on an assignee that is a holder in due course. A person who fails to comply with the provisions of this division is civilly liable to the consumer in an amount equal to any actual damages suffered by the consumer, plus attorneys fees and costs. For a willful and knowing violation of this division, the person shall be liable to the consumer in the amount of fifteen thousand dollars ($15,000) or the consumers actual damages, whichever is greater, plus attorneys fees and costs. A court may also award punitive damages if it finds they are warranted. In addition, any person who willfully and knowingly violates any provision of this division shall be liable for a civil penalty of not more than twenty-five thousand dollars ($25,000) for each violation which shall be assessed and recovered in a civil action brought in the name of the people of the State of California by the licensing agency in any court of competent jurisdiction. The agency that brings the suit may also be entitled to recover costs.
										Purchase	Owner Occ	97	97	38.77
1000006	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	88.27	88.27
1000007	3	1			3	[3] TIL Missing [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure		NO		Construction To Perm	Owner Occ	90	90	39.13
1000008	3	3	[3] Missing Initial Application		2	[2] Initial TIL Missing [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Rate/Term Refi	Owner Occ	100	100	49.78
1000211	3	3	[3] Final Application Missing [3] Credit Report Missing		2	[2] Affiliated Business Doc Missing [2] State - Missing Pre-Application Dislcosure [2] Missing Initial Application				Cashout Refi	Owner Occ	70	70	60.51
1000217	2	2	[2] Missing Initial Application		2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Purchase	Owner Occ	80	100
1000218	3	1			3
[3]   State Late Charge Not Standard
[2]   Affiliated Business Doc Missing
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Insurance Disclsoure
[2]   Missing Initial Application
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Appraisal and Consumer Report Notice
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   State - Missing  Fair Credit Reporting Act Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   ROR Missing
[2]   Finance Charge underdisclosed >$35 for Refinance
							Finance charges under disclosed by $229.90 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. Late charge fee of 6% exceeds the max allowed of 2% for the state of New York.			Cashout Refi	Owner Occ	61.68	80.37	38.05
1000219	2	1			2	[2] State - Missing Insurance Disclosure [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Initial Tax Authorization Notice [2] Initial TIL Missing				Cashout Refi	Owner Occ	70.98	70.98	21.9